LICENSING AND ENDORSEMENT AGREEMENT	12 Months Ended
Aug. 31, 2019
Licensing And Endorsement Agreement [Abstract]
LICENSING AND ENDORSEMENT AGREEMENT [Text Block]

24. LICENSING AND ENDORSEMENT AGREEMENT

On October 4, 2016, the Company entered into a Licensing and Endorsement Agreement with Swear Net Inc. (the Trailer Park Boys “TPB”) for an exclusive product and branding partnership. In exchange for services, the Company paid $100 in cash and issued 150,000 options at a strike price of $1.52 per share. The fee is being recognized over the life of the agreement of five years as services are delivered. For the year ended August 31, 2019, $99 (August 31, 2018 - $120) has been amortized to share-based compensation and $32 (August 31, 2018 - $nil) has been amortized to selling and marketing expenses. At August 31, 2019, the Company has recorded the current portion of the cash payment and stock options fee of $89 (August 31, 2018 - $122) as a prepaid expense and the long-term portion of the fee of $24 (August 31, 2018 - $46) in deferred charges on the consolidated statements of financial position.

Under the agreement, the Company issued an additional 350,000 in options at a price of $1.52 which vest in accordance with certain conditions being met and a royalty payment of 4% of gross revenues generated specifically from the sales and promotion of certain products as set out in the agreement. As of August 31, 2019, these conditions have been met. For the year ended August 31, 2019, $51 has been expensed (August 31, 2018 – $155) to share-based compensation. At August 31, 2019, the Company has recorded the current portion of the stock options fee of $51 (August 31, 2018 - $51) as a prepaid expense and the long-term portion of the fee of $55 (August 31, 2018 - $106) in deferred charges on the consolidated statements of financial position.